Summary of significant accounting policies (Details)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Foreign currency transactions and translation
Rate for translation of balances of financial statements from RMB to US$	6.2301
Cash and pledged bank deposits
Cash	178,162,000	209,850,000	273,583,000	$ 28,597,000	$ 33,683,000	442,488,000			$ 26,460,000	164,849,000	193,779,000
Maturity period of the bills payable							3 months	6 months
Accounts receivable and bills receivable
Period for receivables to be reviewed individually for collectability							180 days
Write-offs	0	1,180,000	117,000
Maturity period of the bills receivable							3 months	6 months
Allowance for doubtful accounts provided	0
Impairment charges related to investment in affiliated company	0	0	0